Statutory Reserves - Additional Information (Detail)																12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Shanghai Giant Network Technology Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Giant Network Technology Co., Ltd. CNY	Dec. 31, 2013 Shanghai Zhengduo Information Technology Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Zhengduo Information Technology Co., Ltd. CNY	Dec. 31, 2013 Shanghai Jujia Network Technology Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Jujia Network Technology Co., Ltd. CNY	Dec. 31, 2013 Shanghai Juhuo Network Technology Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Juhuo Network Technology Co., Ltd. CNY	Dec. 31, 2013 Shanghai Zhengju Information Technology Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Zhengju Information Technology Co., Ltd. CNY	Dec. 31, 2013 Shanghai Zhuhai Zhengtu Information Technology Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Zhuhai Zhengtu Information Technology Co., Ltd. CNY	Dec. 31, 2013 Shanghai Zhengtu Information Technology Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Zhengtu Information Technology Co., Ltd. CNY
Statutory Reserve [Line Items]
Allocation of profit percentage to General Reserve																10.00%	10.00%
Maximum requirement of the entity's after-tax profits to be allocated to a general reserve fund as a percentage of its registered capital																50.00%	50.00%
Minimum required percentage of the entity's after-tax profits to allocate to a statutory surplus fund																10.00%	10.00%
Maximum requirement of the entity's after-tax profits to be allocated to a statutory surplus fund as a percentage of its registered capital																50.00%	50.00%
Statutory and General Reserve Fund	$ 8,447,060	51,135,968	48,596,713	$ 825,941	5,000,000	$ 2,543,783	15,399,300	$ 412,971	2,500,000	$ 330,376	2,000,000	$ 2,395,229	14,500,000	$ 24,436	147,923	$ 1,914,324	11,588,745
Retained earnings appropriated	$ 63,830,372	386,409,924	404,703,908